DEBT (Tables)	12 Months Ended
Sep. 30, 2020
Debt Disclosure [Abstract]
Schedule of Long-term Debt
The following table presents the long-term debt of the Company as of September 30:

(Thousands)			2020	2019
NJNG
First mortgage bonds:		Maturity date:
3.00%	Series OO	August 1, 2041	46,500	46,500
3.15%	Series PP	April 15, 2028	50,000	50,000
3.58%	Series QQ	March 13, 2024	70,000	70,000
4.61%	Series RR	March 13, 2044	55,000	55,000
2.82%	Series SS	April 15, 2025	50,000	50,000
3.66%	Series TT	April 15, 2045	100,000	100,000
3.63%	Series UU	June 21, 2046	125,000	125,000
4.01%	Series VV	May 11, 2048	125,000	125,000
3.50%	Series WW	April 1, 2042	10,300	10,300
3.38%	Series XX	April 1, 2038	10,500	10,500
2.45%	Series YY	April 1, 2059	15,000	15,000
3.76%	Series ZZ	July 17, 2049	100,000	100,000
3.86%	Series AAA	July 17, 2059	85,000	85,000
2.75%	Series BBB	August 1, 2039	9,545	9,545
3.00%	Series CCC	August 1, 2043	41,000	41,000
3.13%	Series DDD	June 30, 2050	50,000	—
3.13%	Series EEE	July 23, 2050	50,000	—
3.33%	Series FFF	July 23, 2060	25,000	—
2.87%	Series GGG	September 1, 2050	25,000	—
2.97%	Series HHH	September 1, 2060	50,000	—
Finance lease obligation-buildings		June 30, 2037	47,597	5,637
Finance lease obligation-meters		Various dates	26,562	29,744
Less: Debt issuance costs			(9,195)	(9,027)
Less: Current maturities of long-term debt			(10,416)	(10,420)
Total NJNG long-term debt			1,147,393	908,779
NJR
3.25%	Unsecured senior notes	September 17, 2022	50,000	50,000
3.20%	Unsecured senior notes	August 18, 2023	50,000	50,000
3.48%	Unsecured senior notes	November 7, 2024	100,000	100,000
3.54%	Unsecured senior notes	August 18, 2026	100,000	100,000
3.96%	Unsecured senior notes	June 8, 2028	100,000	100,000
3.29%	Unsecured senior notes	July 17, 2029	150,000	150,000
3.60%	Unsecured senior notes	July 23, 2032	130,000	—
3.50%	Unsecured senior notes	July 23, 2030	130,000	—
3.25%	Unsecured senior notes	September 1, 2033	80,000	—
3.13%	Unsecured senior notes	September 1, 2031	120,000	—
Less: Debt issuance costs			(3,424)	(2,004)
Less: Current maturities of long-term debt			—	—
Total NJR long-term debt			1,006,576	547,996
Clean Energy Ventures
Solar asset financing obligation		Various dates	122,317	91,401
Less: Current maturities of long-term debt			(16,820)	(10,999)
Total Clean Energy Ventures long-term debt			105,497	80,402
Total long-term debt			$2,259,466	$1,537,177

Schedule of Long-term Debt Redemption Requirements
Annual long-term debt redemption requirements, excluding finance leases, debt issuance costs and solar asset financing obligations, as of September 30, are as follows:

(Thousands)	NJR	NJNG
2021	$—	$—
2022	$50,000	$—
2023	$50,000	$—
2024	$100,000	$70,000
2025	$—	$50,000
Thereafter	$810,000	$972,845

Finance Lease, Liability, Maturity
Contractual commitments for finance lease payments, as of the fiscal years ended September 30, are as follows:

(Thousands)	senior note
2021	$54,992
2022	6,004
2023	4,622
2024	5,279
2025	3,396
Thereafter	2,324
Subtotal	76,617
Less: Interest component	(2,458)
Total	$74,159
The following table presents the Company's maturities of lease liabilities as of September 30, 2020:

(Thousands)	Operating Leases	Finance Leases
2021	$6,706	$54,992
2022	6,634	6,004
2023	6,590	4,622
2024	6,210	5,279
2025	5,646	3,396
Thereafter	122,085	2,324
Total future lease payments	153,871	76,617
Less: Liability accretion	(52,117)	(2,458)
Total lease liability	$101,754	$74,159

Schedule of Contractual Commitments for Finance Lease Payments
Contractual commitments for the solar financing obligation payments, as of the fiscal years ended September 30, are as follows:

(Thousands)	Lease Payments
2021	$12,928
2022	12,926
2023	13,003
2024	12,904
2025	8,985
Thereafter	47,268
Subtotal	108,014
Less: Interest component	(23,052)
Total	$84,962

Summary of Short-Term Bank Facilities
A summary of NJR’s and NJNG’s short-term bank facilities as of September 30, are as follows:

(Thousands)	2020	2019	Expiration Dates
NJR
Bank revolving credit facilities (1)	$425,000	$425,000	December 2023
Notes outstanding at end of period	$125,350	$25,450
Weighted average interest rate at end of period	1.49%	3.04%
Amount available at end of period (2)	$289,356	$394,800
Bank revolving credit facilities (1)	$250,000	$—	April 2021
Notes outstanding at end of period	$—	$—
Weighted average interest rate at end of period	—%	—%
Amount available at end of period (2)	$250,000	$—
NJNG
Bank revolving credit facilities (3)	$250,000	$250,000	December 2023
Commercial paper outstanding at end of period	$—	$—
Weighted average interest rate at end of period	—%	—%
Amount available at end of period (4)	$249,269	$249,269
(1)Committed credit facilities, which require commitment fees of 0.075 percent on the unused amounts.
(2)Letters of credit outstanding total $10.3 million and $4.8 million as of September 30, 2020 and 2019, respectively, which reduces amount available by the same amount.
(3)Committed credit facilities, which require commitment fees of 0.075 percent on the unused amounts.
(4)Letters of credit outstanding total $731,000 as of September 30, 2020 and 2019, which reduces amount available by the same amount.